MARKETABLE SECURITIES (Narrative) (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Financial assets, at fair value	$ 736,960	$ 160,500
NorthIsle Copper and Gold Inc. [Member]
Disclosure of transactions between related parties [line items]
Number of equity instruments held	2,500,000
Financial assets, at fair value	$ 700,000	150,000
Granite Creek Copper Ltd [Member]
Disclosure of transactions between related parties [line items]
Number of equity instruments held	168,000
Financial assets, at fair value	$ 36,960	$ 10,500